Document and Entity Information	Jun. 26, 2017
Risk/Return:
Document Period End Date	Jun. 26, 2017
Document Type	497
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Jun. 26, 2017
Document Effective Date	Jun. 26, 2017
Prospectus Date	Mar. 01, 2017
Hartford Real Total Return Fund | Class A
Risk/Return:
Trading Symbol	HABMX
Hartford Real Total Return Fund | Class T
Risk/Return:
Trading Symbol	HABTX
Hartford Real Total Return Fund | Class C
Risk/Return:
Trading Symbol	HABNX
Hartford Real Total Return Fund | Class I
Risk/Return:
Trading Symbol	HABOX
Hartford Real Total Return Fund | Class R3
Risk/Return:
Trading Symbol	HABFX
Hartford Real Total Return Fund | Class R4
Risk/Return:
Trading Symbol	HABQX
Hartford Real Total Return Fund | Class R5
Risk/Return:
Trading Symbol	HABRX
Hartford Real Total Return Fund | Class Y
Risk/Return:
Trading Symbol	HABPX
Hartford Real Total Return Fund | Class F
Risk/Return:
Trading Symbol	HABAX